PREMISES LEASES - Disclosure of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Presentation of leases for lessee [abstract]
Beginning	$ 138,863	$ 0
Inception of lease		144,900
Depreciation	(72,450)	(6,037)
Ending	$ 66,413	$ 138,863